Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of lease cost
Operating lease cost	$ 15,824,000	$ 13,949,000	$ 7,625,000
Short-term lease cost	3,675,000	2,631,000	4,776,000
Variable lease cost	0	5,348,000	5,287,000
Total lease cost	19,499,000	21,928,000	17,688,000
Cash paid for amounts included in the measurement of lease liabilities:
Cash paid for operating leases	(12,246,000)	(12,877,000)	(8,948,000)
Operating lease assets obtained in exchange for operating lease liabilities	1,378,000	$ 19,728,000	$ 65,459,000
Maturities of lease liabilities under operating leases as of December 31, 2023
2024	13,374,000
2025	12,786,000
2026	11,399,000
2027	3,174,000
2028	2,402,000
Thereafter	25,028,000
Total future payments for recognized leasing assets	$ 68,163,000
Less: leases not yet commenced	0
Less: imputed interest	$ 14,918,000
Total lease liabilities	$ 53,245,000
Average remaining lease term	10 years 6 months
Weighted-average discount rate (as a percent)	5.00%